FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
March 31, 2024

Cash and cash equivalents:	175,041	-	-	175,041
Total cash and cash equivalents	175,041	-	-	175,041

Investments:
Marketable securities	13,944	-	-	13,944
Total Investment	13,944	-	-	13,944

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
March 31, 2023

Cash and cash equivalents:	21,378	-	-	21,378
Total cash and cash equivalents	21,378	-	-	21,378

Investments:
Marketable securities	14,415	-	-	14,415
Total Investment	14,415	-	-	14,415